Schedule I Condensed Financial Information Of Parent Company Only	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant
Statement of Comprehensive Income (Loss) (Parent)

	Years Ended December 31,
	2014	2013	2012
	(Millions, except per-share amounts)
Equity in earnings of consolidated subsidiaries	$1,799	$1,564	$1,895
Equity earnings (losses) from investment in Access Midstream Partners	(7)	30	—
Interest incurred — external	(206)	(156)	(128)
Interest incurred — affiliate	(797)	(722)	(816)
Interest income — affiliate	10	71	84
Gain on remeasurement of equity-method investment	2,544	—	—
Other income (expense) — net	(13)	32	3
Income from continuing operations before income taxes	3,330	819	1,038
Provision for income taxes	1,220	378	315
Income (loss) from continuing operations	2,110	441	723
Income (loss) from discontinued operations	4	(11)	136
Net income (loss)	$2,114	$430	$859
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$2.93	$.65	$1.17
Income (loss) from discontinued operations	.01	(.02)	.22
Net income (loss)	$2.94	$.63	$1.39
Weighted-average shares (thousands)	719,325	682,948	619,792
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	2.91	.64	$1.15
Income (loss) from discontinued operations	.01	(.02)	.22
Net income (loss)	$2.92	$.62	$1.37
Weighted-average shares (thousands)	723,641	687,185	625,486
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries	$(96)	$(41)	$21
Other comprehensive income (loss) attributable to The Williams Companies, Inc.	(80)	239	6
Other comprehensive income (loss)	(176)	198	27
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(19)	—	—
Comprehensive income (loss) attributable to The Williams Companies, Inc.	$1,957	$628	$886
See accompanying notes.
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Balance Sheet (Parent)

	December 31,
	2014	2013
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$49	$282
Other current assets and deferred charges	246	167
Total current assets	295	449
Investments in and advances to consolidated subsidiaries	31,405	19,162
Investment in Access Midstream Partners	—	2,161
Property, plant, and, equipment — net	99	68
Other noncurrent assets	46	34
Total assets	$31,845	$21,874
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$27	$26
Long-term debt due within one year	—	1
Other current liabilities	174	147
Total current liabilities	201	174
Long-term debt	4,562	2,296
Notes payable — affiliates	13,295	10,830
Pension, other postretirement, and other noncurrent liabilities	409	282
Deferred income taxes	4,601	3,428
Contingent liabilities and commitments
Equity:
Common stock	782	718
Other stockholders’ equity	7,995	4,146
Total stockholders’ equity	8,777	4,864
Total liabilities and stockholders’ equity	$31,845	$21,874
See accompanying notes.
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Statement of Cash Flows (Parent)

	Years Ended December 31,
	2014	2013	2012
	(Millions)
NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES	$(500)	$19	$(11)

FINANCING ACTIVITIES:
Proceeds from long-term debt	2,935	—	848
Payments of long-term debt	(671)	(1)	(28)
Changes in notes payable to affiliates	2,465	1,892	520
Tax benefit of stock-based awards	25	19	44
Proceeds from issuance of common stock	3,416	18	2,550
Dividends paid	(1,412)	(982)	(742)
Other — net	(17)	(3)	(7)
Net cash provided (used) by financing activities	6,741	943	3,185

INVESTING ACTIVITIES:
Capital expenditures	(54)	(23)	(18)
Purchase of Access Midstream Partners	(5,995)	—	—
Purchase of investment in Access Midstream Partners	—	(4)	(2,179)
Changes in investments in and advances to consolidated subsidiaries	(450)	(985)	(953)
Other — net	25	(8)	24
Net cash provided (used) by investing activities	(6,474)	(1,020)	(3,126)
Increase (decrease) in cash and cash equivalents	(233)	(58)	48
Cash and cash equivalents at beginning of year	282	340	292
Cash and cash equivalents at end of year	$49	$282	$340
See accompanying notes.

Note 1. Guarantees
In addition to the guarantees disclosed in the accompanying consolidated financial statements in Item 8, we have financially guaranteed the performance of certain consolidated subsidiaries. The duration of these guarantees varies and we estimate the maximum undiscounted potential future payment obligation related to these guarantees as of December 31, 2014, is approximately $681 million.
Note 2. Cash Dividends Received
We receive dividends and distributions either directly from our subsidiaries or indirectly through dividends received by subsidiaries and subsequent transfers of cash to us through our corporate cash management system. The total of such receipts ultimately related to dividends and distributions for the years ended December 31, 2014, 2013, and 2012 was approximately $1.9 billion, $1.5 billion, and $1.1 billion, respectively.